Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,395,604	$ 1,469,435
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	$ 1,200	$ 1,300
Percentage of underlying collateral rated as investment grade	100.00%	70.00%
Principal amount that would be payable to securitization vehicles	$ 1,200	$ 1,300
Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,166,296	1,199,225
Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,805	24,809
Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	166,596	184,959
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,472	3,247
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,545	3,314
Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,152	13,063
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	29,713	26,099
Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	78	898
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	214	1,131
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,733	12,690
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	27,543	32,037
Maximum exposure to loss	27,543	32,037
Debt and equity interests [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	3,026	2,458
Maximum exposure to loss	3,026	2,458
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	873	1,228
Maximum exposure to loss	873	1,228
Debt and equity interests [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	4,258	6,323
Maximum exposure to loss	4,258	6,323
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,507	3,207
Maximum exposure to loss	1,507	3,207
Debt and equity interests [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	6,522	8,956
Maximum exposure to loss	6,522	8,956
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	10,669	9,094
Maximum exposure to loss	10,669	9,094
Debt and equity interests [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	10	213
Maximum exposure to loss	10	213
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	48	47
Maximum exposure to loss	48	47
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	630	511
Maximum exposure to loss	630	511
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	13,386	12,518
Maximum exposure to loss	13,386	12,518
Servicing assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	12,434	11,665
Maximum exposure to loss	12,434	11,665
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	109	141
Maximum exposure to loss	109	141
Servicing assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	843	712
Maximum exposure to loss	843	712
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	31	157
Maximum exposure to loss	187	460
Derivative [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	87	203
Maximum exposure to loss	94	203
Derivative [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	64
Maximum exposure to loss	0	64
Derivative [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	(66)
Maximum exposure to loss	0	76
Derivative [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(56)	(44)
Maximum exposure to loss	93	117
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(3,903)	(3,517)
Maximum exposure to loss	11,748	10,122
Other commitments and guarantees [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(232)	(386)
Maximum exposure to loss	979	1,452
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(2)	(1)
Maximum exposure to loss	2	1
Other commitments and guarantees [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(35)	(26)
Maximum exposure to loss	9,566	7,152
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(25)	(57)
Maximum exposure to loss	25	57
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	72	444
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(3,609)	(3,047)
Maximum exposure to loss	1,104	866
Other commitments and guarantees [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	150
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	37,057	41,195
Net assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	15,228	13,737
Net assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	980	1,368
Net assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	5,153	7,212
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(25)	7
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,507	3,207
Net assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	6,522	8,890
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	7,060	6,047
Net assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	10	213
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	48	47
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	574	467
Total exposure [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	52,864	55,137
Total exposure [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	16,439	15,575
Total exposure [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	984	1,370
Total exposure [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	14,761	14,390
Total exposure [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	25	121
Total exposure [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1,507	3,207
Total exposure [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	6,594	9,476
Total exposure [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	11,773	9,960
Total exposure [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	10	213
Total exposure [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	48	47
Total exposure [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	723	778
Equity Interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	10,300	8,900
Student Loans, Government Guaranteed [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Loans sold, carrying value			$ 8,300
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale			217
Loans [Member] | VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Loans receivable	3,200	4,900	$ 6,500
Other Investments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities available for sale portfolio of ARS issued by VIEs	453	502
Trust preferred securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(2,100)	(2,200)
Trust preferred securities [Member] | Preferred stock [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying Amount Of Equity Related To Unconsolidated Variable Interest Entities	2,500	2,500
Waived fees [Member] | VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Financial support provided to a nonconsolidated legal entity	$ 109	$ 209